As filed with the Securities and Exchange Commission on October 1, 1999
                       1933 Act Registration No. 33-82568
                       1940 Act Registration No. 811-8106


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]


            Pre-Effective Amendment No.    [    ]          [   ]

            Post-Effective Amendment No.   [ 15 ]          [ X ]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]


            Amendment No.   [ 17 ]                         [ X ]

                        (Check appropriate box or boxes)

                         NEUBERGER BERMAN EQUITY ASSETS
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                         Neuberger Berman Equity Assets
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

      Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on _________  pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on ________________ pursuant to paragraph (a)(2)

     Neuberger Berman Equity Assets is a "master/feeder fund." This Post-Effective Amendment No. 15 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                         NEUBERGER BERMAN EQUITY ASSETS

           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 15 ON FORM N-1A

     This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 15  on Form N-1A

Neuberger Berman Focus Assets

Neuberger Berman Genesis Assets

Neuberger Berman Guardian Assets

Neuberger Berman Manhattan Assets

Neuberger Berman Millennium Assets

Neuberger Berman Partners Assets



            Part A -  Prospectus

            Part B -  Statement of Additional Information

            Part C -  Other Information


Signature Pages


Exhibit Index

PHOTO                                                           NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY ASSETS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 1, 1999

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

Focus Assets
Genesis Assets
Guardian Assets
Manhattan Assets
Millennium Assets
Partners Assets

CONTENTS
-----------------

            NEUBERGER BERMAN EQUITY ASSETS

PAGE 2 ......  Focus Assets

     8 ......  Genesis Assets

    14 ......  Guardian Assets

    20 ......  Manhattan Assets

    26 ......  Millennium Assets

    30 ......  Partners Assets

            YOUR INVESTMENT

    41 ......  Maintaining Your Account

    43 ......  Share Prices

    44 ......  Distributions and Taxes

    46 ......  Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
Each series of Neuberger Berman Equity Assets is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $ billion in total assets (as of
          , 1999) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH

- USE A MASTER/FEEDER STRUCTURE IN THEIR PORTFOLIOS; SEE PAGE   FOR INFORMATION
  ON HOW IT WORKS

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT
 YOU PAID

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED

PHOTO

NEUBERGER BERMAN
FOCUS ASSETS
--------------------------------------------------------------------------------

    Ticker Symbol: NBFAX      ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS ASSETS INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still pursue the performance potential of individual sectors.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Focus Assets   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term invest-ments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political, or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes any particular size of stock, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks; over time, however, large-cap stocks may perform better or worse than mid- and small-cap stocks. At any given time, one size of stock may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                      29.78%
'90                                       -5.92%
'91                                       24.66%
'92                                       21.10%
'93                                       16.33%
'94                                        0.87%
'95                                       36.19%
'96                                       16.10%
'97                                       23.42%
'98                                       17.56%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
FOCUS ASSETS                       17.56        18.27        17.37
S&P 500 Index                      28.52        24.02        19.16

 The S&P 500 is an unmanaged index of U.S. stocks.

* THE FUND BEGAN OPERATING IN SEPTEMBER 1996. PERFORMANCE RESULTS FROM 1988 TO SEPTEMBER 1996 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1955, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE WAS SLIGHTLY BETTER THAN FOCUS ASSETS WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                                          Focus Assets   5

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.89% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                       0.89
PLUS:    Distribution (12b-1) fees             0.25
         Other expenses                        5.94
                                              .....
EQUALS:  Total annual operating expenses       7.08
MINUS:   Expense reimbursement**               5.58
                                              .....
EQUALS:  Net expenses                          1.50

 * THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 46.
** NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE
   FUND THROUGH 12/31/08, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $153     $474      $818      $1791

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                1997(1)            1998          1999
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                         10.00         14.34
PLUS:     Income from investment operations
          Net investment loss                                            (0.05)        (0.03)
          Net gains/losses -- realized and unrealized                     4.39         (2.42)
          Subtotal: income from investment operations                     4.34         (2.45)
MINUS:    Distributions to shareholders
          Capital gain distributions                                        --          0.58
          Subtotal: distributions to shareholders                           --          0.58
                                                                   .........................
EQUALS:   Share price (NAV) at end of year                               14.34         11.31
----------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                    1.50(2)       1.50
Gross expenses(3)                                                        76.74(2)      28.01
Expenses(4)                                                               1.50(2)       1.50
Net investment loss -- actual                                            (0.43)(2)     (0.36)
----------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                      43.40(5)     (17.73)
Net assets at end of year (in thousands of dollars)                      143.4         475.7
Portfolio turnover rate (%)                                                 63            64

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 9/4/96 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                          Focus Assets   7

PHOTO

NEUBERGER BERMAN
GENESIS ASSETS
--------------------------------------------------------------------------------

    Ticker Symbol: NBGAX      ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO
                                     AND JUDITH M. VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN FOUND IN LESS GLAMOROUS INDUSTRIES. POTENTIAL FOR GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise when before other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain industries that they believe will benefit from market or economic trends.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Genesis Assets   9

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term invest-ments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected than other types of stocks by the underperformance of a more heavily weighted sector

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      10  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]
          The bar chart below shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                      17.25%
'90                                      -16.24%
'91                                       41.55%
'92                                       15.62%
'93                                       13.89%
'94                                       -1.82%
'95                                       27.31%
'96                                       29.86%
'97                                       34.74%
'98                                       -7.21%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                             1 Year     5 Years    10 Years
-------------------------------------------------------------
GENESIS ASSETS                  -7.21      15.21       14.02
Russell 2000 Index              -2.55      11.87       12.92

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

* THE FUND BEGAN OPERATING IN APRIL 1997. PERFORMANCE RESULTS FROM SEPTEMBER 1988 TO APRIL 1997 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1988, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE WAS SLIGHTLY BETTER THAN GENESIS ASSETS WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                                       Genesis Assets   11

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 1.12% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.12
PLUS:    Distribution (12b-1) fees            0.25
         Other expenses                       0.26
                                              ....
EQUALS:  Total annual operating expenses      1.63
MINUS:   Expense reimbursement**              0.13
                                              ....
EQUALS:  Net expenses                         1.50

 * THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 46.
** NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE
   FUND THROUGH 12/31/08, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $153     $474      $818      $1791

                      12  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                1997(1)              1998            1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                         10.00           13.21
PLUS:     Income from investment operations
          Net investment income (loss)                                   (0.01)           0.02
          Net gains/losses -- realized and unrealized                     3.22           (2.52)
          Subtotal: income from investment operations                     3.21           (2.50)
MINUS:    Distributions to shareholders
          Capital gain distributions                                        --            0.04
          Subtotal: distributions to shareholders                           --            0.04
                                                                    ..........................
EQUALS:   Share price (NAV) at end of year                               13.21           10.67
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and offset arrangements had not been in effect.
Net expenses -- actual                                                    1.50(2)         1.50
Gross expenses(3)                                                        25.91(2)         2.40
Expenses(4)                                                               1.50(2)         1.50
Net investment income (loss) -- actual                                   (0.36)(2)        0.60
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                      32.10(5)       (18.99)
Net assets at end of year (in thousands of dollars)                      730.2        24,465.9
Portfolio turnover rate (%)                                                 18              18

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 4/2/97 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF THE MANAGEMENT FEE.

                                       Genesis Assets   13

PHOTO

NEUBERGER BERMAN
GUARDIAN ASSETS
--------------------------------------------------------------------------------

    Ticker Symbol: NBGUX      ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND
                                     ALLAN "RICK" WHITE

"WE LOOK FOR ESTABLISHED COMPANIES WHOSE INSTRINSIC VALUE, BY OUR MEASURE, HAS YET TO BE DISCOVERED BY THE MAJORITY OF INVESTORS. IN MANAGING OVERALL RISK, WE MAKE A CONSCIOUS EFFORT TO DETERMINE THE RISK/REWARD SCENARIO OF EACH INDIVIDUAL HOLDING AS WELL AS ITS IMPACT AT THE PORTFOLIO LEVEL."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low valuation measures

- strong competitive positions

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Guardian Assets   15

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform worse than certain other funds. While they may at times be less risky than small-cap stocks, large-cap stocks may perform better or worse over time.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      16  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'1989                                     21.50%
'90                                       -4.71%
'91                                       34.33%
'92                                       19.01%
'93                                       14.45%
'94                                        0.60%
'95                                       32.11%
'96                                       17.59%
'97                                       17.10%
'98                                        1.67%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
GUARDIAN ASSETS                     1.67        13.22        14.70
S&P 500 Index                      28.52        24.02        19.16
Russell 1000 Value Index           15.63        20.86        17.38

 The S&P 500 and Russell 1000 Value Index are unmanaged indexes of U.S. stocks.

* THE FUND BEGAN OPERATING IN SEPTEMBER 1996. PERFORMANCE RESULTS FROM 1988 TO SEPTEMBER 1996 ARE ACTUALLY THOSE OF ANOTHER NEUBERGER BERMAN FUND THAT BEGAN OPERATIONS IN 1950, AND INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE WAS SLIGHTLY BETTER THAN GUARDIAN ASSETS WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                                      Guardian Assets   17

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman
Management were 0.84% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.84
PLUS:    Distribution (12b-1) fees            0.25
         Other expenses                       0.47
                                              ....
EQUALS:  Total annual operating expenses      1.56
MINUS:   Expense reimbursement**              0.06
                                              ....
EQUALS:  Net expenses                         1.50

 * THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 46.

** NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE
   FUND THROUGH 12/31/08, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $153     $474      $818       $1791

                      18  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                1997(1)            1998          1999
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                         10.00         13.88
PLUS:     Income from investment operations
          Net investment income (loss)                                    0.01         (0.02)
          Net gains/losses -- realized and unrealized                     3.88         (2.92)
          Subtotal: income from investment operations                     3.89         (2.94)
MINUS:    Distributions to shareholders
          Income dividends                                                0.01            --
          Capital gain distributions                                        --          0.13
          Subtotal: distributions to shareholders                         0.01          0.13
                                                                    ........................
EQUALS:   Share price (NAV) at end of year                               13.88         10.81
----------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                    1.50(2)       1.50
Gross expenses(3)                                                         5.65(2)       1.63
Expenses(4)                                                               1.50(2)       1.50
Net investment loss -- actual                                            (0.12)(2)     (0.16)
----------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                      38.92(5)     (21.34)
Net assets at end of year (in thousands of dollars)                    9,307.5      17,548.5
Portfolio turnover rate (%)                                                 50            60

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 9/4/96 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                      Guardian Assets   19

PHOTO

NEUBERGER BERMAN
MANHATTAN ASSETS
--------------------------------------------------------------------------------

    Ticker Symbol: NBMBX      ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND BROOKE A. COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have his-
torically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries and may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                     Manhattan Assets   21

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increses its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may also underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      22  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index as well as a more focused index of mid-cap growth stocks. The fund's performance figures include all of its expenses; the indices do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                      29.09%
'90                                       -8.05%
'91                                       30.89%
'92                                       17.77%
'93                                       10.01%
'94                                       -3.60%
'95                                       31.00%
'96                                        9.60%
'97                                       28.58%
'98                                       15.75%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
MANHATTAN ASSETS                   15.75        15.55        15.28
Russell Midcap Growth Index        17.86        17.34        17.30
S&P 500 Index                      28.52        24.02        19.16

 The Russell Midcap Growth is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.

* THE FUND BEGAN OPERATING IN SEPTEMBER 1996. PERFORMANCE RESULTS FROM 1988 TO SEPTEMBER 1996 ARE ACTUALLY THOSE OF ANOTHER FUND THAT NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1979, AND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE WAS SLIGHTLY BETTER THAN MANHATTAN ASSETS WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                                     Manhattan Assets   23

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

BROOKE A. COBB is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.93% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                        0.93
PLUS:    Distribution (12b-1) fees              0.25
         Other expenses                        18.81
                                              ......
EQUALS:  Total annual operating expenses       19.99
MINUS:   Expense reimbursement**               18.49
                                              ......
EQUALS:  Net expenses                           1.50

 * THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 37.
** NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE
   FUND THROUGH 12/31/08, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $153     $474      $818      $1791

                      24  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                1997(1)             1998           1999
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                         10.00          13.75
PLUS:     Income from investment operations
          Net investment loss                                            (0.08)         (0.11)
          Net gains/losses -- realized and unrealized                     3.94          (1.22)
          Subtotal: income from investment operations                     3.86          (1.33)
MINUS:    Distributions to shareholders
          Capital gain distributions                                      0.11           1.66
          Subtotal: distributions to shareholders                         0.11           1.66
                                                                    .........................
EQUALS:   Share price (NAV) at end of year                               13.75          10.76
------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment loss -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                    1.50(2)        1.50
Gross expenses(3)                                                        77.83(2)       42.53
Expenses(4)                                                               1.50(2)        1.50
Net investment loss -- actual                                            (0.70)(2)      (0.98)
------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                      38.86(5)      (11.29)
Net assets at end of year (in thousands of dollars)                      138.9          207.9
Portfolio turnover rate (%)                                                 89             90

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 9/4/96 (BEGINNING OF OPERATIONS) TO 8/31/97.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                     Manhattan Assets   25

PHOTO

NEUBERGER BERMAN
MILLENNIUM ASSETS
--------------------------------------------------------------------------------

                              ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND MICHAEL F. MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                    Millennium Assets   27

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected by the performance of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      28  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since its inception in 1998, the year he joined the firm. From 1991 to 1998 he was a portfolio manager at another firm.

JENNIFER K. SILVER is a Vice President of Neuberger Berman Management, a principal of Neuberger Berman, LLC and Director of the Growth Equity Group since 1997. She has been co-manager of the fund since 1998. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

         Management fees
PLUS:    Distribution (12b-1) fees            None
         Other expenses
                                              ....
EQUALS:  Total annual operating expenses

 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 46.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------
Expenses***           $       $        $        $

*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE- AND THREE-YEAR PERIODS WOULD BE $  , $  ,
    $  , AND $   RESPECTIVELY.

BECAUSE THE FUND IS NEW IT DOES NOT HAVE PERFORMANCE OR FINANCIAL HIGHLIGHTS TO REPORT.

                                    Millennium Assets   29

PHOTO

NEUBERGER BERMAN
PARTNERS ASSETS
--------------------------------------------------------------------------------

    Ticker Symbol: NBPBX      ABOVE: PORTFOLIO MANAGERS ROBERT I. GENDELMAN
                              , MICHAEL M. KASSEN AND S. BASU MULLICK

"OUR GOAL IS TO FIND COMPANIES THAT WE BELIEVE ARE UNDERVALUED RELATIVE TO THEIR EARNINGS POTENTIAL, WHERE WE SEE A GAP BETWEEN THE ACTUAL PRICE OF A STOCK AND ITS INTRINSIC VALUE IN THE MARKETPLACE. WHEN A COMPANY GROWS IN VALUE AND/OR THE VALUATION GAP CLOSES, THE SUCCESS OF OUR STRATEGY IS REALIZED."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS
Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

  [ICON]
          THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals

- consistent cash flow

- a sound track record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Partners Assets   31

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks; over time, however, large-cap stocks may perform better or worse than mid-cap stocks. Mid-cap stocks are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      32  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how
performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989                                      22.78%
'90                                       -5.11%
'91                                       22.36%
'92                                       17.52%
'93                                       16.46%
'94                                       -1.89%
'95                                       35.21%
'96                                       26.27%
'97                                       28.44%
'98                                        5.59%
BEST QUARTER:
WORST QUARTER:
Year-to-date performance as of
9/30/99:

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/98*

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------
PARTNERS ASSETS                     5.59        17.83        16.05
S&P 500 Index                      28.52        24.02        19.16
Russell 1000 Value Index           15.63        20.86        17.38

 The S&P 500 and Russell 1000 Value Index are unmanaged indexes of U.S. stocks.

* THE FUND BEGAN OPERATING IN AUGUST 1996. PERFORMANCE RESULTS FROM 1988 TO AUGUST 1996 ARE ACTUALLY THOSE OF ANOTHER FUND THAT NEUBERGER BERMAN MANAGEMENT HAS ADVISED SINCE 1975, AND THAT INVESTS IN THE SAME PORTFOLIO OF SECURITIES. BECAUSE THE OLDER FUND HAD MODERATELY LOWER EXPENSES, ITS PERFORMANCE WAS SLIGHTLY BETTER THAN PARTNERS ASSETS WOULD HAVE HAD. THAT OLDER FUND IS NOT OFFERED IN THIS PROSPECTUS.

                                      Partners Assets   33

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL M. KASSEN, ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice Presidents of Neuberger Berman Management. Kassen and Gendelman are principals of Neuberger Berman, LLC. Kassen has been manager of the fund since 1990, and was joined by Gendelman in 1994 and Mullick in 1998. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/99, the management/administration fees paid to Neuberger Berman Management were 0.85% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.85
PLUS:    Distribution (12b-1) fees            0.25
         Other expenses                       0.21
                                              ....
EQUALS:  Total annual operating expenses      1.31
                                              ....

 * THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 46.
** NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE
   FUND THROUGH 12/31/08, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $133     $415      $718       $1579

                      34  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                  1996(1)            1997           1998     1999
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                           10.00          9.91          14.42
PLUS:     Income from investment operations
          Net investment income                                               --          0.01           0.01
          Net gains/losses -- realized and unrealized                      (0.09)         4.56          (1.51)
          Subtotal: income from investment operations                      (0.09)         4.57          (1.50)
MINUS:    Distributions to shareholders
          Income dividends                                                    --          0.01           0.01
          Capital gain distributions                                          --          0.05           0.32
          Subtotal: distributions to shareholders                             --          0.06           0.33
                                                                      .......................................
EQUALS:   Share price (NAV) at end of year                                  9.91         14.42          12.59
-------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.
Net expenses -- actual                                                      1.50(2)       1.50           1.50
Gross expenses(3)                                                      11,685.89(2)       8.74           1.56
Expenses(4)                                                                 1.50(2)       1.50           1.50
Net investment income -- actual                                             2.38(2)       0.08           0.12
-------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(6) (%)                                                        (0.90)(5)     46.26         (10.69)
Net assets at end of year (in thousands of dollars)                        103.5       5,819.2       29,278.5
Portfolio turnover rate (%)                                                   96            77            109

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 8/19/96 (BEGINNING OF OPERATIONS) TO 8/31/96.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                      Partners Assets   35

                        (This Page Has Been Left Blank Intentionally)

                        (This Page Has Been Left Blank Intentionally)

                        (This Page Has Been Left Blank Intentionally)
                                       38

                        (This Page Has Been Left Blank Intentionally)

                        (This Page Has Been Left Blank Intentionally)

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus. [MAIN TEXT]

To buy or sell shares of any of the funds described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                                      Your Investment   41

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you.
[MAIN TEXT]

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

DISTRIBUTION FEES -- The funds have adopted a plan under which each fund pays 0.25% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investing in the funds. Over the long term, they could result in higher overall costs than other types of sales charges.

                      42  Neuberger Berman

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.
[MAIN TEXT]

Because these funds do not have initial sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because these funds charge no fees for selling shares, they pay you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The funds are open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

                                      Your Investment   43

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Guardian Fund, which typically distributes income quarterly.

Consult your investment provider about whether your income and capital gains distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                      44  Neuberger Berman

------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro which extends from 1/1/99 to 7/1/02, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                                      Your Investment   45

FUND STRUCTURE
------------------------------------------------------------

Each of the funds in this prospectus uses a "master/ feeder" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean a feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself. No fund in this prospectus is currently contemplating such a move.

                      46  Neuberger Berman

------------------------------------------------------------

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800.877.9700
212.476.8800

Broker/Dealer and
Institutional Services:
800.366.6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN EQUITY ASSETS

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

 NEUBERGER BERMAN MANAGEMENT INC.
 605 Third Avenue
 New York, NY 10158-0180

[RECYCLE LOGO] NMLRR0591299                            SEC file number: 811-8106

--------------------------------------------------------------------------------

                NEUBERGER BERMAN EQUITY ASSETS AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 1, 1999


Neuberger Berman MANHATTAN Assets (and       Neuberger Berman GENESIS Assets (and
Neuberger Berman Manhattan Portfolio)        Neuberger Berman Genesis Portfolio)

Neuberger Berman FOCUS Assets (and           Neuberger Berman GUARDIAN Assets (and
Neuberger Berman Focus Portfolio)            Neuberger Berman Guardian Portfolio)

Neuberger Berman                             Neuberger Berman
MILLENNIUM Assets                            PARTNERS Assets
(and Neuberger Berman Millennium Portfolio   (and Neuberger Berman Partners Portfolio)

                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-366-6264

--------------------------------------------------------------------------------

            Neuberger Berman MANHATTAN Assets, Neuberger Berman GENESIS Assets, Neuberger Berman FOCUS Assets, Neuberger Berman GUARDIAN Assets, Neuberger Berman MILLENNIUM Assets, and Neuberger Berman PARTNERS Assets (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated December 1, 1999. The Funds invest all of their net investable assets in Neuberger Berman MANHATTAN Portfolio, Neuberger Berman GENESIS Portfolio, Neuberger Berman FOCUS Portfolio, Neuberger Berman GUARDIAN Portfolio, Neuberger Berman MILLENNIUM Portfolio, and Neuberger Berman PARTNERS Portfolio (each a "Portfolio"), respectively.

            AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER BERMAN MANAGEMENT INC. ("NB MANAGEMENT") AND/OR AN AGREEMENT WITH NB MANAGEMENT TO MAKE FUND SHARES AVAILABLE TO ITS CLIENTS (EACH AN "INSTITUTION").

            The Funds' Prospectus provides basic information that an investor should know before investing. You can get a free copy of the Prospectus from NB Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-366-6264.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                  The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered trademarks of Neuberger Berman Management Inc. (C)1999 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
            Neuberger Berman MANHATTAN Portfolio.............................4
            Neuberger Berman GENESIS Portfolio...............................5
            Neuberger Berman FOCUS Portfolio.................................7
      Neuberger Berman GUARDIAN Portfolio....................................8
            Neuberger Berman MILLENNIUM Portfolio............................9
            Neuberger Berman PARTNERS Portfolio.............................10
      Additional Investment Information.....................................11
      Neuberger Berman FOCUS Portfolio - Description of Economic Sectors....26


PERFORMANCE INFORMATION.....................................................28
      Total Return Computations.............................................28
      Comparative Information...............................................29
      Other Performance Information.........................................30
      CERTAIN RISK CONSIDERATIONS...........................................31


TRUSTEES AND OFFICERS.......................................................31


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................36
      Investment Manager and Administrator..................................36
      Sub-Adviser...........................................................40
      Investment Companies Managed..........................................41
      Management and Control of NB Management...............................43


DISTRIBUTION ARRANGEMENTS...................................................44
      Distributor...........................................................44
      Rule 12b-1 Plan.......................................................44
      Share Prices and Net Asset Value......................................47


ADDITIONAL EXCHANGE INFORMATION.............................................47


ADDITIONAL REDEMPTION INFORMATION...........................................48
      Suspension of Redemptions.............................................48
      Redemptions in Kind...................................................48

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................48


ADDITIONAL TAX INFORMATION..................................................49
      Taxation of the Funds.................................................49
      Taxation of the Portfolios............................................50
      Taxation of the Funds'Shareholders....................................52


PORTFOLIO TRANSACTIONS......................................................53
      Portfolio Turnover....................................................58


REPORTS TO SHAREHOLDERS.....................................................58


ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................59


CUSTODIAN AND TRANSFER AGENT................................................61


LEGAL COUNSEL...............................................................62


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................62


REGISTRATION STATEMENT......................................................64


FINANCIAL STATEMENTS........................................................65


Appendix A.................................................................A-1
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

                             INVESTMENT INFORMATION

            Each Fund is a separate series of Neuberger Berman Equity Assets ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by NB Management, are together referred to below as the "Trusts.") The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of:

            (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

            (2) a majority of the outstanding shares of the Fund or Portfolio.

            These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

            Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

            The following investment policies and limitations are fundamental and apply to all Portfolios:

            1. BORROWING. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolios do not consider foreign currencies or forward contracts to be physical commodities.

            The   following    investment    policies   and    limitations   are
non-fundamental and apply to all Portfolios unless otherwise indicated:

            1. BORROWING. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER BERMAN MILLENNIUM PORTFOLIO). No Portfolio may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

            5. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            6. PLEDGING (NEUBERGER BERMAN GENESIS AND NEUBERGER BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) Neuberger Berman GENESIS Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

            7. SECTOR CONCENTRATION (NEUBERGER BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.

            Although  the  Portfolios  do  not  have  policies   limiting  their
investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.

            TEMPORARY DEFENSIVE POSITION. For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments as well as repurchase agreements collateralized by the forgoing.

Investment Insight
------------------

            Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's principals, employees and their families have invested in the Neuberger Berman mutual funds.

      Neuberger Berman MANHATTAN Portfolio
      ------------------------------------

            The portfolio co-managers of Neuberger Berman MANHATTAN Portfolio love surprises - positive earnings surprises that is. Their extensive research has revealed that historically the stocks of companies that consistently exceeded consensus earnings estimates tended to be terrific performers. They screen the mid-cap growth stock universe to isolate stocks whose most recent earnings have beat the Street's expectations. They then roll up their sleeves and, through diligent fundamental research, strive to identify those companies most likely to record a string of positive earnings surprises. Their goal is to invest today in the fast growing mid-sized companies that will comprise tomorrow's Fortune 500.

            The co-managers explain, "Let us begin by saying we are growth stock investors in the purest sense of the term. We want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries." The co-managers explain that they are particularly biased towards companies that have consistently beaten consensus earnings estimates. Their extensive research has revealed that stocks whose earnings consistently exceeded expectations offered greater potential for long-term capital appreciation.

            The co-managers focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. However, the Portfolio can invest in securities of companies of any capitalization level. The mid-cap growth sector is less widely followed by Wall Street analysts and therefore, less efficient than the large-cap stock market. Considering the currently high valuations of large-cap growth stocks relative to mid-cap growth stocks with what the co-managers think is comparable or, in many cases, better earnings growth potential, they believe the Portfolio is particularly well positioned in today's market.

            The Portfolio now uses the Russell  MidcapTM Index as its benchmark.
Consistent with the Portfolio's capitalization parameters and growth style, the co-managers believe this is a more appropriate benchmark than the S&P 500. The Portfolio regards mid-cap companies to be those companies with market capitalizations that, at the time of investment, fall within the capitalization range of the Russell MidcapTM Index as last announced by the Frank Russell Company before the date of this SAI. For purposes of this SAI, that range was approximately $1.4 billion to $10.3 billion. Companies whose market capitalizations move out of this mid-cap range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's investment program. The Portfolio does not follow a policy of active trading for short-term profits.

            They reiterate, "Let us once again emphasize we are growth stock investors. But, there is a value component to our discipline as well. We just define value differently." The kind of fast growth companies the co-managers favor generally do not trade at below market average price/earnings ratios. However, they often trade at very reasonable multiples relative to annual earnings growth rates. Given the choice between two good companies with comparable earnings growth rates, the co-managers will select the one trading at the lower multiple to earnings growth.

            "We are dispassionate sellers," say the co-managers. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive. We will maintain a broadly diversified portfolio rather than heavily concentrating our holdings in just a few of the fastest growing industry groups."

      Neuberger Berman GENESIS Portfolio
      ----------------------------------

            Neuberger Berman GENESIS Fund (which, like Neuberger Berman GENESIS Assets, invests all of its net investable assets in Neuberger Berman GENESIS
Portfolio) was established in 1988. A fund dedicated primarily to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Portfolio invests), Neuberger Berman GENESIS Portfolio is devoted to the same value principles as most of the other equity funds managed by NB Management. The Portfolio is comprised of small-cap stocks with solid earnings today, not just promises for tomorrow.

            Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger Berman GENESIS Portfolio looks for the same fundamentals in small-capitalization stocks as other Portfolios look for in stocks of larger companies. The portfolio co-managers stick to the areas they understand. They look for the most persistent earnings growth at the lowest multiple, as well as for well-established companies with entrepreneurial management and sound finances. Also considered are catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.

            Neuberger Berman GENESIS Portfolio's motto is "boring is beautiful." Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, the Portfolio looks for little-known, solid, growing companies whose stocks the managers believe are wonderful bargains.

AN INTERVIEW WITH THE PORTFOLIO CO-MANAGER

            Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

            A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

            So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

            Of course, we're not advocating that an investor's portfolio consist only of small-cap stock funds. It pays to diversify. Let's look back about 25 years. While past performance cannot indicate future performance, small-cap stocks outperformed larger-cap stocks 15 of the years from 1973 to 1997, which means larger-cap stocks did better the rest of the time.1/

            Q: Neuberger Berman GENESIS Assets is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?

            A: We understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger Berman GENESIS Portfolio, we're 100% behind finding GROWING small-cap companies
- what we believe are highly profitable companies with solid records and promising futures. So where do we part company with managers who follow a "growth-oriented" investment style? It comes down to how much growth and at what price investors are willing to pay a premium for. We focus on securities we believe are undervalued in the market place, based on future growth prospects, and purchase them at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.

------------------------------
1/ Results are on a total return basis and include reinvestment of all dividends and other distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1973 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to 1997. Larger-cap stocks are represented by the S&P 500 Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by NB Management. The Portfolio may invest in many securities not included in the above-described indices. Source: STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOKTM, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

            In that respect, we're "value" managers. Yet we'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When we search for growing, high-quality small-cap companies selling at what we feel are bargain prices, we ask ourselves: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?

            Q: Let's turn to specifics. What criteria are used to decide which small-cap companies make the cut - and which ones don't?

            A: Over the years, we've seen hundreds of small-cap companies that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

            First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

            In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

            No small-cap company can grow without having the right people on board. That's why we spend so much time meeting the CEOs and CFOs of small-cap companies. While we question the managers about future plans and strategies, we spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments - who has the stuff to manage a growing company, and who doesn't.

            THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

      Neuberger Berman FOCUS Portfolio
      --------------------------------

            Neuberger Berman FOCUS Portfolio's investment objective is growth of capital. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. The portfolio manager begins by looking for stocks that are selling for less than the manager thinks they're worth, a "bottom-up approach." More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. The portfolio manager thinks most cheap stocks deserve to be cheap and their job is to find the few that don't.

            The portfolio manager doesn't pick sectors for Neuberger Berman FOCUS Portfolio based on his perception of what the economy is going to do. He looks for stocks with low valuations; often, these stocks will be found in a particular sector. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager may be able to achieve above-average performance. When a particular industry may fall within more than one sector, NB Management uses its judgment and experience to determine the placement of that industry within a sector.

            Neuberger Berman GUARDIAN Portfolio
            -----------------------------------

            Neuberger Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since Roy R. Neuberger founded Neuberger Berman GUARDIAN Fund (which, like Neuberger Berman GUARDIAN Assets, invests all of its net investable assets in Neuberger Berman GUARDIAN Portfolio) in 1950.

            It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger Berman GUARDIAN Fund has served shareholders well and has paid a dividend every quarter and a capital gain distribution every year since 1950. Of course, this past record does not necessarily predict the Fund's future practices.

            The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.

            Consistent Value Style
            ----------------------

            Guardian is a large cap value fund that searches for:

            o     Established high-quality companies
            o     Low price/earnings ratios
            o     Strong balance sheets
            o     Solid management


            Disciplined, Large-Cap Value Orientation
            ----------------------------------------

            As part of its stock selection process, the portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

            Bottom-Up Approach to Stock Selection
            -------------------------------------

            The managers believe cheap stocks are plentiful, but true investment bargains are a rare find. To uncover them, they scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. Potential investment candidates are financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

            A Broad View of Risk Management
            -------------------------------

            Managing risk involves carefully monitoring the way the stocks in the portfolio react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the managers use quantitative analysis to evaluate these factors and their impact on the overall portfolio. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the portfolio.

            A Strong Sell Discipline
            ------------------------

            The managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe the company has an "edge" over Wall Street analysts, or they believe it is an uncovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total

      Neuberger Berman MILLENNIUM Portfolio
      -------------------------------------

      RIGOROUS STOCK SELECTION PROCESS

            The managers' three-tiered process begins with a search for fast growing small companies whose earnings have grown at least 15% a year for some time and are expected to keep growing rapidly. Next, they assess a company's financial and managerial wherewithal to exploit opportunities thoroughly as they arise and their ability to grow the business despite setbacks. Finally, they determine whether or not a stock's price is reasonable. Too often, small companies post an exorbitant stock price even before they've earned any money. Our managers try to avoid paying unreasonable multiples by researching
competitors,   suppliers  and  customers  and   meticulously   examining   their
financials.

LONG-TERM GROWTH POTENTIAL OF SMALL-CAP STOCKS

            Simply put, a small company can become a mid-size one overnight with the launch of a single blockbuster product. And, since small companies usually have fewer layers of management, they can bring new products or services to the market more quickly than their large-cap counterparts. Adding to small-cap stocks' attractiveness is the fact that they are generally less researched than large-caps, presenting the managers with more opportunities to find undiscovered gems.

RISK MANAGEMENT

The portfolio managers abide by three rules for managing risk: pay only reasonable prices, remain emotionally detached, and stay diversified. In a market downturn, "high flying" glamour stocks are the ones most likely to suffer the worst, which is why the fund focuses on rapidly growing, widely-recognized companies that are selling at reasonable prices relative to their growth prospects. Emotional detachment from their stock picks keeps the managers from staying invested in a security that is no longer a smart investment. To limit downside risk, the portfolio managers expect to invest in a diversified portfolio across an array of sectors and industries. No single stock represents more than 5% of total assets, measured at the time of investment.

      Neuberger Berman PARTNERS Portfolio
      -----------------------------------

            Neuberger Berman Partners Portfolio's objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.

            Investors in Neuberger Berman PARTNERS Assets typically seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.

            The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Portfolio elects to hold, historically, have gone down less.


                                       9A

            The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

            What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.

            To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.

                                  * * * * *

            Each Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Portfolio's total assets. Of course, each Portfolio's holdings are subject to change.

Additional Investment Information
---------------------------------

            Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

            ILLIQUID SECURITIES (ALL PORTFOLIOS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

            POLICIES AND LIMITATIONS. Each Portfolio may invest up to 15% of its net assets in illiquid securities.

            REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.

Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

            POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS (ALL PORTFOLIOS). Each Portfolio may lend securities to banks, brokerage firms, and other institutional investors judged credit-worthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            POLICIES AND LIMITATIONS. Each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES (All Portfolios). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. NB Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on the disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            The Portfolios may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio (except Neuberger Berman MILLENNIUM Portfolio) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Neuberger Berman MILLENNIUM Portfolio may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.

            Investments in securities of foreign issuers are subject to each Portfolio's quality standards. Each Portfolio may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

            FUTURES CONTRACTS AND OPTIONS THEREON For purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

            Neuberger Berman MILLENNIUM Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. Neuberger Berman MILLENNIUM Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing their NAVs, the Portfolios mark to market the value of their open futures positions. Each Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although each Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            POLICIES AND LIMITATIONS. For purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500.

            Neuberger Berman MILLENNIUM Portfolio may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Portfolio does not engage in futures and options on futures for speculation.

            CALL  OPTIONS  ON  SECURITIES  (ALL  PORTFOLIOS).  Neuberger  Berman
MILLENNIUM Portfolio may write covered call options and may purchase call options on securities. Each of the other Portfolios may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's net asset values ("NAVs") or to earn premium income. Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

            POLICIES AND LIMITATIONS. Each Portfolio may write covered call options and may purchase call options in related closing transactions. Each Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do).

            A Portfolio would purchase a call option to offset a previously written call option. Neuberger Berman MILLENNIUM Portfolio also may purchase a call option to protect against an increase in the price of securities it intends to purchase.

      PUT OPTIONS ON SECURITIES (Neuberger Berman MILLENNIUM Portfolio). This Portfolio may write and purchase put options on securities.

            Neuberger Berman MILLENNIUM Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When Neuberger Berman MILLENNIUM Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which put options may be written and purchased by Neuberger Berman MILLENNIUM Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            POLICIES AND LIMITATIONS. Neuberger Berman MILLENNIUM Portfolio generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's
NAVs).

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions.

            The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman MILLENNIUM Portfolio to write another call option on the underlying security with a different exercise price or expiration date, or both. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

            A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman MILLENNIUM Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. Each Portfolio may use American-style options.

            The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            PUT AND CALL OPTIONS ON SECURITIES INDICES For purposes of managing cash flow, each Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

            Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

            The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

            Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

            POLICIES AND LIMITATIONS. For purposes of managing cash flow, each Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by a Portfolio will be listed and traded on an exchange.

            FOREIGN CURRENCY TRANSACTIONS (All Portfolios). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolios also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolios  enter into forward  contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICIES AND LIMITATIONS. The Portfolios may enter into forward contracts for the purpose of hedging and not for speculation.

            OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies.

            Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. A Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. Each Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Portfolio's use of Financial Instruments will be successful.

            Each Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

            POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. NB Management intends to reduce the risk that a Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

            FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in investment grade corporate bonds and debentures.

            U.S.  Government  Securities are  obligations  of the U.S.  Treasury backed by the full faith credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage

Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

            "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

            Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman PARTNERS Portfolio warrants exposure to the additional level of risk.

            POLICIES AND LIMITATIONS. Each Portfolio normally may invest up to 35% of its total assets in debt securities. Neuberger Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities.

            Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, Neuberger Berman MILLENNIUM Portfolio will engage in an orderly disposition of the downgraded securities. Each other Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman PARTNERS Portfolio).

            COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations.

            Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES AND LIMITATIONS. The Portfolios may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

            ZERO COUPON SECURITIES (Neuberger Berman PARTNERS and MILLENNIUM Portfolios). These Portfolios may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

            The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because the corresponding fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy that Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

            CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objectives.

            POLICIES AND LIMITATIONS. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

            OTHER INVESTMENT COMPANIES For purposes of managing cash flow, each Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500.

            As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolios do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

            POLICIES AND LIMITATIONS. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

Neuberger Berman FOCUS Portfolio - Description of Economic Sectors.
-------------------------------------------------------------------

            Neuberger Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

      (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

      (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

      (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

      (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

      (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

      (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

      (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

      (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

      (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector --for example, video and electronic games --may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

      (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

      (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

      (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

      (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.


                             PERFORMANCE INFORMATION


            Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

Total Return Computations
-------------------------

            Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T)   = ERV


            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            The Funds commenced operations in August or September 1996, except for Neuberger Berman GENESIS Assets, which commenced operations in April 1997 and Neuberger Berman MILLENNIUM Assets, which commenced operations on December 1, 1999. However, six mutual funds that are series of Neuberger Berman Equity Funds ("Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies, and limitations as that Fund ("Sister Fund"), also invest in the six Portfolios described herein. Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The Sister Funds have a different fee structure than the Funds and do not pay 12b-1 fees. Had the higher fees of the Funds been reflected, the total returns shown below would have been lower.

                          Average Annual Total Returns
                             Periods Ended 8/31/1999

                    One Year    Five Years   Ten Years     Period from Inception
                    --------    ----------   ---------     ---------------------

MANHATTAN

GENESIS

FOCUS

GUARDIAN

MILLENNIUM

PARTNERS


            Prior to January 5, 1989, the investment policies of Neuberger Berman FOCUS Assets' Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger Berman FOCUS Assets may include information reflecting the Sister Fund's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.

            NB Management may from time to time waive a portion of its fees due from any Fund or Portfolio or reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

Comparative Information
-----------------------

            From time to time each Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such  as the  S&P  500
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average
      ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $35 million to $3.2 billion, with an average of $514 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information
-----------------------------

            From  time  to  time,  information  about  a  Portfolio's  portfolio
allocation   and  holdings  as  of  a   particular   date  may  be  included  in
Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

            NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans", or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find Neuberger Berman PARTNERS Assets, Neuberger Berman GUARDIAN Assets or Neuberger Berman FOCUS Assets to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (including tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information regarding the effects of investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                           CERTAIN RISK CONSIDERATIONS

            Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman, LLC ("Neuberger Berman").



Name, Age, and                                Positions Held                      Principal Occupation(s)(2)
   Address(1)                                 With the Trusts                     --------------------------
--------------                                ---------------

Faith Colish (63)                             Trustee of each Trust               Attorney at Law, Faith Colish, A
63 Wall Street                                                                    Professional Corporation.
24th Floor
New York, NY  10005

Stanley Egener* (64)                          Chairman of the Board,              Principal of Neuberger Berman;
                                              Chief Executive Officer, and        President and Director of NB
                                              Trustee of each Trust               Management; Chairman of the Board,
                                                                                  Chief Executive Officer and
                                                                                  Trustee of nine other mutual funds
                                                                                  for which NB Management acts as
                                                                                  investment manager or
                                                                                  administrator.

Howard A. Mileaf (61)                         Trustee of each Trust               Vice President and Special Counsel to
WHX Corporation                                                                   WHX Corporation (holding company) since
110 East 59th Street                                                              1992; Director of Kevlin Corporation
30th Floor                                                                        (manufacturer of microwave and other
New York, NY  10022                                                               products).

Edward I. O'Brien* (70)                       Trustee of each Trust               Until 1993, President of the Securities
12 Woods Lane                                                                     Industry Association ("SIA")
Scarsdale, NY 10583                                                               (securities industry's representative
                                                                                  in government relations and
                                                                                  regulatory matters at the federal
                                                                                  and state levels); until November
                                                                                  1993, employee of the SIA;
                                                                                  Director of Legg Mason, Inc.

John T. Patterson, Jr. (70)                   Trustee of each Trust               Retired.  Formerly, President of SOBRO
7082 Siena Court                                                                  (South Bronx Overall Economic
Boca Raton, FL 33433                                                              Development Corporation).

John P. Rosenthal (66)                        Trustee of each Trust               Senior Vice President of Burnham
Burnham Securities Inc.                                                           Securities Inc. (a registered
Burnham Asset Management Corp.                                                    broker-dealer) since 1991; Director,
1325 Avenue of the                                                                Cancer Treatment Holdings, Inc.
Americas
17th Floor
New York, NY  10019


                                                         32

Name, Age, and                                Positions Held                      Principal Occupation(s)(2)
   Address(1)                                 With the Trusts                     --------------------------
--------------                                ---------------

Cornelius T. Ryan (67)                        Trustee of each Trust               General Partner of Oxford Partners and
Oxford Bioscience                                                                 Oxford Bioscience Partners (venture
Partners                                                                          capital partnerships) and President of
315 Post Road West                                                                Oxford Venture Corporation; Director of
Westport, CT  06880                                                               Capital Cash Management Trust (money
                                                                                  market fund) and Prime Cash Fund.

Gustave H. Shubert (69)                       Trustee of each Trust               Senior Fellow/ Corporate Advisor and
13838 Sunset Boulevard                                                            Advisory Trustee of Rand (a non-profit
Pacific Palisades, CA   90272                                                     public interest research institution)
                                                                                  since 1989; Honorary Member of the
                                                                                  Board of Overseers of the
                                                                                  Institute for Civil Justice, the
                                                                                  Policy Advisory Committee of the
                                                                                  Clinical Scholars Program at the
                                                                                  University of California, the
                                                                                  American Association for the
                                                                                  Advancement of Science, the
                                                                                  Counsel on Foreign Relations, and
                                                                                  the Institute for Strategic
                                                                                  Studies (London); advisor to the
                                                                                  Program Evaluation and Methodology
                                                                                  Division of the U.S. General
                                                                                  Accounting Office; formerly Senior
                                                                                  Vice President and Trustee of
                                                                                  Rand.

Lawrence Zicklin* (62)                        President and Trustee of each       Principal of Neuberger Berman; Director
                                              Trust                               of NB Management; President and/or
                                                                                  Trustee of six other mutual funds
                                                                                  for which NB Management acts as
                                                                                  investment manager or
                                                                                  administrator.

                                                         33

Name, Age, and                                Positions Held                      Principal Occupation(s)(2)
   Address(1)                                 With the Trusts                     --------------------------
--------------                                ---------------

Daniel J. Sullivan (59)                       Vice President of each Trust        Senior Vice President of NB Management
                                                                                  since 1992; Vice President of nine
                                                                                  other mutual funds for which NB
                                                                                  Management acts as investment manager
                                                                                  or administrator.

Michael J. Weiner (51)                        Vice President and Principal        Senior Vice President of NB Management
                                              Financial Officer of each Trust     since 1992; Principal of Neuberger
                                                                                  Berman since 1998; Treasurer of NB
                                                                                  Management from 1992 to 1996; Vice
                                                                                  President and Principal Financial
                                                                                  Officer of nine other mutual funds
                                                                                  for which NB Management acts as
                                                                                  investment manager or
                                                                                  administrator.

Claudia A. Brandon (42)                       Secretary of each Trust             Vice President of NB Management;
                                                                                  Secretary of nine other mutual funds
                                                                                  for which NB Management acts as
                                                                                  investment manager or administrator.

Richard Russell (52)                          Treasurer and Principal             Vice President of NB Management since
                                              Accounting Officer of each Trust    1993; prior thereto, Assistant Vice
                                                                                  President of NB Management;
                                                                                  Treasurer and Principal Accounting
                                                                                  Officer of nine other mutual funds
                                                                                  for which NB Management acts as
                                                                                  investment manager or
                                                                                  administrator.

Stacy Cooper-Shugrue (35)                     Assistant Secretary of each Trust   Assistant Vice President of NB
                                                                                  Management since 1993; Assistant
                                                                                  Secretary of nine other mutual funds
                                                                                  for which NB Management acts as
                                                                                  investment manager or administrator.


                                                         34

Name, Age, and                                Positions Held                      Principal Occupation(s)(2)
   Address(1)                                 With the Trusts                     --------------------------
--------------                                ---------------

C. Carl Randolph (61)                         Assistant Secretary of each Trust   Principal of Neuberger Berman since
                                                                                  1992; Assistant Secretary of nine other
                                                                                  mutual funds for which NB Management
                                                                                  acts as investment manager or
                                                                                  administrator.

Barbara DiGiorgio (40)                        Assistant Treasurer of each Trust   Assistant Vice President of NB
                                                                                  Management since 1993; Assistant
                                                                                  Treasurer since 1996 of nine other
                                                                                  mutual funds for which NB Management
                                                                                  acts as investment manager or
                                                                                  administrator.

Celeste Wischerth (37)                        Assistant Treasurer of each Trust   Assistant Vice President of NB
                                                                                  Management since 1994; prior thereto,
                                                                                  employee of NB Management; Assistant
                                                                                  Treasurer since 1996 of nine other
                                                                                  mutual funds for which NB Management
                                                                                  acts as investment manager or
                                                                                  administrator.




--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of NB Management and principals of Neuberger Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following  table  sets  forth   information   concerning  the
compensation of the trustees of the Trust. None of the Neuberger Berman Funds(R) has any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/99

                                 Aggregate         Total Compensation from
Name and Position with          Compensation     Investment Companies in the
the Trust                         from the     Neuberger Berman Fund Complex
---------                          Trust              Paid to Trustees
                                   -----              ----------------
Faith Colish
Trustee                                        (5 other investment companies)

Stanley Egener                      $ 0                      $ 0
Chairman of the Board, Chief                   (9 other investment companies)
Executive Officer, and
Trustee

Howard A. Mileaf
Trustee                                        (4 other investment companies)

Edward I. O'Brien Trustee
                                               (3 other investment companies)
John T. Patterson, Jr.
Trustee                                        (4 other investment companies)

John P. Rosenthal
Trustee                                        (4 other investment companies)

Cornelius T. Ryan
Trustee                                        (3 other investment companies)

Gustave H. Shubert
Trustee                                        (3 other investment companies)

Lawrence Zicklin                    $ 0                      $ 0
President and Trustee                          (5 other investment companies)

            At November __, 1999, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


              INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

            Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("EMT Management Agreement").

            The Management Agreement was approved for each Portfolio (except Neuberger Berman MILLENNIUM Portfolio) by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), on July 15, 1993, and for Neuberger Berman MILLENIUM Portfolio on July 29,1998. The
Management Agreement was approved by the holders of the interests in all the Portfolios (except Neuberger Berman MILLENNIUM Portfolio) on August 2, 1993, and by the holders of the interests in Neuberger Berman MILLENNIUM Portfolio on October 19, 1998.

            The Management Agreement provides, in substance,  that NB Management will  make  and  implement  investment  decisions  for  the  Portfolios  in  its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.

            NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who also are principals of Neuberger Berman), one of whom also serves as an officer of NB Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described below.

            NB Management provides facilities, services and personnel to each Fund pursuant to an administration agreement with the Trust, dated November 1, 1994, as amended August 2, 1996 and January 1, 1999 ("Administration
Agreement"). Each Fund (except Neuberger Berman GENESIS Assets and Neuberger Berman MILLENNIUM Assets) was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 25, 1995, and became subject to it on February 12, 1996. Neuberger Berman GENESIS Assets was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 24, 1996, and became subject to it on March 31, 1997. Neuberger Berman MILLENNIUM Assets was authorized to become subject to the Administration Agreement on July 29, 1998, and became subject to it on December 1, 1999. For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.

            NB Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

            Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. NB Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

      Management and Administration Fees
      ----------------------------------

      NB Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, each Portfolio (except Neuberger Berman GENESIS and MILLENNIUM Portfolios) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger Berman GENESIS and MILLENNIUM Portfolio each pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion.

      NB Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust' s Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to Institutions some of its responsibilities to that Fund under the administration agreement and may compensate each Institution that provides such services (a portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Fund; see "Rule 12b-1 Plan' below).

      During the fiscal years ended August 31, 1999, 1998 and 1997, each Fund accrued management and administration fees as follows:

                                 Management and Administration Fees
                                      Accrued for Fiscal Years
                                          Ended August 31

                                1999        1998            1997
                                ----        ----            ----
MANHATTAN                                  $1,954         $1,108 *

GENESIS                                   $89,788         $1,123 **

FOCUS                                      $2,762         $1,083 *

GUARDIAN                                 $141,953        $20,291 *

PARTNERS                                 $170,854        $11,490 *

*/Period from September 4, 1996 (commencement of operations) to August 31, 1997.

**/Period from April 2, 1997 (commencement of operations) to August 31, 1997.

Waivers and Reimbursements
--------------------------

            From May 1, 1995 to December 14, 1997, NB Management voluntarily waived a portion of the management fee born by Neuberger Berman GENESIS Portfolio to reduce the fee by 0.10% per annum of the average daily net assets of that Portfolio.

                                      Portion of Management Fee Waived

                                For Period Ended           Fiscal Year Ended
                                December 14, 1997           August 31, 1997
                                -----------------           ---------------

GENESIS Portfolio                      $165                       $94

            Until December 31, 2008, NB Management has agreed to reimburse each Fund (except Neuberger Berman MILLENNIUM Assets) for its total operating expenses which exceed 1.50% per annum of the Fund's average daily net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses). The table below shows the amounts reimbursed by NB Management pursuant to this arrangement:

                              Amount of Total Operating Expenses
                                  Reimbursed by NB Management
                               for Fiscal Years Ended August 31

Fund                   1999                  1998                  1997
----                   ----                  ----                  ----

Manhattan                                   $85,971              $90,551 *

Genesis                                     $72,484              $22,622 **

Focus                                       $82,521              $90,760 *

Guardian                                    $21,582              $99,842 *

Partners                                    $10,826              $96,351 *

*/Period from September 4, 1996 (commencement of operations) to August 31, 1997.

**/Period from April 2, 1997 (commencement of operations) to August 31, 1997.


            NB Management has agreed to reimburse Neubeger Berman MILLENNIUM ASSETS so that the total annual operating expenses of the Fund are limited to 1.75% of average net assets (excluding interest, taxes, brokerage commissions, and extraordinary expenses). This arrangement can be terminated upon sixty days' notice to the Fund.

            The Management Agreement continues until August 2, 2000. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues until August 2, 1999. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

            The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser

-----------

            NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger Berman MILLENNIUM Portfolio) on August 2, 1993. It was approved by the holders of the interests in Neuberger Berman MILLENNIUM Portfolio on October 19, 1998.

            The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

            The Sub-Advisory Agreement continues until August 2, 2000 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

            Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

            As of September 30, 1999,  the  investment  companies  managed by NB
Management had aggregate net assets of approximately $____ billion. NB Management currently serves as investment manager of the following investment companies:


                                                                                                           Approximate
                                                                                                         Net Assets at
Name                                                                                                September 30, 1999
----                                                                                                ------------------

Neuberger Berman Cash Reserves Portfolio.................................................................$_________
      (investment portfolio for Neuberger Berman Cash Reserves)

Neuberger Berman Government Money Portfolio..............................................................$_________
      (investment portfolio for Neuberger Berman Government Money Fund)


                                       41

Neuberger Berman High Yield Bond Portfolio...............................................................$_________
      (investment portfolio for Neuberger Berman High Yield Bond Fund)

Neuberger Berman Limited Maturity Bond Portfolio.........................................................$_________
      (investment portfolio for Neuberger Berman Limited Maturity Bond
      Fund and Neuberger Berman Limited Maturity Bond Trust)

Neuberger Berman Municipal Securities Portfolio..........................................................$_________
      (investment portfolio for Neuberger Berman Municipal Securities Trust)

Neuberger Berman Municipal Money Portfolio...............................................................$_________
      (investment portfolio for Neuberger Berman Municipal Money Fund)

Neuberger Berman Focus Portfolio.........................................................................$_________
      (investment portfolio for Neuberger Berman Focus Fund, Neuberger
      Berman Focus Trust and Neuberger Berman Focus Assets)

Neuberger Berman Genesis Portfolio.......................................................................$_________
      (investment portfolio for Neuberger Berman Genesis Fund, Neuberger
      Berman Genesis Trust, Neuberger Berman Genesis Assets and
      Neuberger Berman Genesis Institutional)

Neuberger Berman Guardian Portfolio....................................................................  $_________
      (investment  portfolio for Neuberger Berman Guardian Fund,
      Neuberger Berman Guardian Trust, Neuberger Berman Guardian Assets

Neuberger Berman International Portfolio.................................................................$_________
      (investment portfolio for Neuberger Berman International Fund and Neuberger Berman International Trust)

Neuberger Berman Manhattan Portfolio.....................................................................$_________
      (investment  portfolio for Neuberger Berman Manhattan Fund,
      Neuberger Berman Manhattan Trust and Neuberger
      Berman Manhattan Assets)

Neuberger Berman Millennium Portfolio....................................................................$_________
      (investment portfolio for Neuberger Berman Millennium Fund,
      Neuberger Berman Millennium Trust and Neuberger Berman Millennium Assets)

Neuberger Berman Partners Portfolio......................................................................$_________
      (investment portfolio for Neuberger Berman Partners Fund, Neuberger
      Berman Partners Trust and Neuberger Berman Partners Assets)

Neuberger Berman Socially Responsive.....................................................................$_________
      Portfolio (investment portfolio for Neuberger Berman Socially
      Responsive Fund, Neuberger Berman Socially Responsive Trust,
      Neuberger Berman Socially Responsive Assets and Neuberger
      Berman NYCDC Socially Responsive Trust)


                                       42

Advisers Managers Trust..................................................................................$_________
     (seven series)

            The investment decisions concerning the Portfolios and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

            There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Management and Control of NB Management
---------------------------------------

            The directors and officers of NB Management, all of whom have offices at the same address as NB Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice
President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Catherine Waterworth, Vice President; Allan R. White III, Vice President; Andrea

Trachtenberg, Senior Vice President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph
S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, D'Alelio, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman, Weiner, White and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger Berman.

            Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan and Weiner, and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger Berman, also is an officer of each Trust.

      Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman, Inc. a publicly owned holding company owned primarily by the principals of Neuberger Berman.

                            DISTRIBUTION ARRANGEMENTS

Distributor
-----------

            NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission and bears advertising and promotion expenses incurred in the sale of the Funds' shares.

            The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution and Services Agreement dated February 12, 1996, as amended August 2, 1996 ("Distribution Agreement"). The Distribution Agreement was approved by the Fund Trustees, including a majority of the Independent Fund Trustees and a majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") ("Rule 12b-1 Trustees"), on October 25, 1995, and with respect to Neuberger Berman MILLENNIUM Assets, on _____________. The Distribution Agreement continues until August 2, 2000. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees and a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

Rule 12b-1 Plan
---------------

            The Fund Trustees adopted the Plan on October 25, 1995, as amended on January 31, 1996 and August 2, 1996. Neuberger Berman GENESIS and MILLENNIUM Assets were authorized to become subject to the Plan by vote of the Fund Trustees on October 24, 1996 and ____, and became subject to it on March 31, 1997 and _______________, respectively. The Plan provides that each Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from each Fund a fee at the annual rate of 0.25% of that Fund's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution and other services provided to the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's plan complies with these rules.

            The table below sets forth the amount of fees accrued for the funds indicated below:

                                      Period Ended August 31,

Fund                        1999                   1998                1997
----                        ----                   ----                ----

Partners                                           $50,214             $3,176

Guardian                                           $42,298             $5,738

Genesis                                            $20,147             $21

Focus                                              $471                $0

Manhattan                                          $213                $0


            The Plan requires that NBMI provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made must be provided to the Fund Trustees for their review at least quarterly.

            Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Fund Trustees noted that the purpose of the master/feeder fund structure is to permit access to a variety of markets. To the extent the Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more
effectively  by   Institutions   with  which   shareholders   have  an  existing
relationship.

            The Plan continues until August 2, 2000. The Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                             ADDITIONAL PURCHASE INFORMATION


Share Prices and Net Asset Value
--------------------------------

            Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting total liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

            Each Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

            If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the Managers Trust believe accurately reflects fair value.


                         ADDITIONAL EXCHANGE INFORMATION


            As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," an Institution may exchange shares of any Fund for shares of one or more of the other Funds, if made available through that Institution. Any Fund may terminate or modify its exchange privilege in the future.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

                        ADDITIONAL REDEMPTION INFORMATION


Suspension of Redemptions
-------------------------

            The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


Redemptions in Kind
-------------------

            Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" above. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.



                        DIVIDENDS AND OTHER DISTRIBUTIONS


            Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger Berman GUARDIAN Assets distributes substantially all of its share of Neuberger Berman GUARDIAN Portfolio's net investment income (after deducting expenses incurred directly by Neuberger Berman GUARDIAN Assets), if more than a de minimis amount, near the end of each other calendar quarter.

            Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

            To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

            Certain funds that invest in portfolios managed by NB Management, including the Sister Funds, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Funds, NB Management believes that the reasoning thereof and, hence, their conclusion apply to the Funds as well.

            Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.


Taxation of the Portfolios
--------------------------

            The Portfolios (except Neuberger Berman MILLENNIUM Portfolio) have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by Neuberger Berman Millennium Portfolio, NB Management believes the reasoning thereof and, hence, their conclusion apply to that Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

            Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by a Portfolio, and gains realized by a Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Portfolio is a U.S. shareholder - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) - which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the Portfolio did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            A holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

            The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts, and listed options thereon, subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value)for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax.

            Each of Neuberger  Berman  PARTNERS and  MILLENNIUM  Portfolios  may
acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolios (and, through it, Neuberger Berman PARTNERS and MILLENNIUM Assets) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease Neuberger Berman PARTNERS and MILLENNIUM Assets' investment company taxable income and/or net capital gain.



Taxation of the Funds' Shareholders
-----------------------------------

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

            Neuberger Berman acts as principal broker for each Portfolio in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities. A substantial portion of the portfolio transactions of Neuberger Berman GENESIS Portfolio involves securities traded on the OTC market; that Portfolio purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities.

            During the fiscal year ended August 31, 1997, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $971,026, of which $458,679 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of $1,132,309, of which $546,227 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman MANHATTAN Portfolio paid brokerage commissions of _______, of which __________ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. _____% of the $_______ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows:

            During the fiscal year ended August 31, 1997, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $860,097, of which $516,040 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman GENESIS Portfolio paid brokerage commissions of $2,419,159, of which $1,159,143 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman GENESIS Portfolio paid brokerage commissions of _______, of which __________ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. _____% of the $_________ paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $__________.

            During the fiscal year ended August 31, 1997, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $1,825,493, of which $920,202 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman FOCUS Portfolio paid brokerage commissions of $2,051,007, of which $998,930 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman FOCUS Portfolio paid brokerage commissions of __________, of which ____________ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. _____% of the $__________, paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $___________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $__________; Merrill Lynch, Pierce, Fenner & Smith Inc., $__________; and Morgan Stanley Dean Witter & Co., $__________.

            During the fiscal year ended August 31, 1997, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of $11,558,523, of which $5,733,976 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman GUARDIAN Portfolio paid brokerage commissions of _______, of which __________ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. _____% of the $_________, paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $_____________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., and State Street Bank and Trust Company; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $___________; Merrill Lynch Pierce, Fenner & Smith Inc., $___________; and Morgan Stanley Dean Witter & Co., $___________.

            During the fiscal year ended August 31, 1997, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $5,413,453, of which $3,508,790 was paid to Neuberger Berman. During the fiscal year ended August 31, 1998,

Neuberger Berman PARTNERS Portfolio paid brokerage commissions of $10,028,713, of which $6,281,978 was paid to Neuberger Berman.

            During the fiscal year ended August 31, 1999, Neuberger Berman PARTNERS Portfolio paid brokerage commissions of _____, of which ______ was paid to Neuberger Berman. Transactions in which that Portfolio used Neuberger Berman as broker comprised _____% of the aggregate dollar amount of transactions involving the payment of commissions, and _____% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1999. _____% of the $__________, paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $____________) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1999, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp. and State Street Bank and Trust Company; at that date, that Portfolio held securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $___________.

            Insofar as portfolio transactions of Neuberger Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

            Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Portfolio for such loss.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios. The following information reflects interest income earned by the Portfolios from the cash collateralization of securities loans during the fiscal years ended 1999, 1998, and 1997. As reflected below, Neuberger Berman received a portion of the interest income from the cash collateral.

                                         Interest Income from
                                         Collateralization of     Amount Paid to
Name of Portfolio        Fiscal Year End   Securities Loans     Neuberger Berman
-----------------        ---------------   ----------------     ----------------

--------------------------------------------------------------------------------
Neuberger Berman             8/31/99
MANHATTAN Portfolio          8/31/98          $ 469,745          $ 212,611
                             8/31/97          $ 988,931          $ 326,403
--------------------------------------------------------------------------------
Neuberger Berman             8/31/99
Genesis Portfolio            8/31/98          $ 285,737          $ 152,375
                             8/31/97          $ 168,552          $  69,948
--------------------------------------------------------------------------------
Neuberger Berman             8/31/99
GUARDIAN Portfolio           8/31/98         $1,355,093         $1,035,708
                             8/31/97         $4,005,765         $3,523,486
--------------------------------------------------------------------------------
Neuberger Berman FOCUS       8/31/99
Portfolio                    8/31/98          $ 139,877          $ 101,879
                             8/31/97         $1,053,272          $ 898,127
--------------------------------------------------------------------------------
Neuberger Berman             8/31/99
PARTNERS Portfolio           8/31/98          $ 280,193          $ 141,707
                             8/31/97          $ 797,133          $ 688,624
--------------------------------------------------------------------------------


            In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman as its principal broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

            The use of Neuberger Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to

Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of NB Management and principals of Neuberger Berman who are portfolio managers of some of the Portfolios and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Portfolios by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

            Kent C. Simons; Kevin L. Risen and Allan R. White III; Judith M. Vale and Robert W. D'Alelio; Jennifer K. Silver and Brooke A. Cobb; Michael F. Malouf and Jennifer K. Silver; and Michael M. Kassen, Robert I. Gendelman and S. Basu Mullick, each of whom is a Vice President of NB Management and a principal of Neuberger Berman (except for Mr. Cobb and Mr. Mullick), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman GENESIS, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM, and Neuberger Berman PARTNERS Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.


Portfolio Turnover
------------------

            A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

            Each Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of October 18, 1993. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. Each Fund invests all of net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

            Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Assets" and the term "Neuberger Berman" in each Fund's name was "Neuberger & Berman."

            Prior to January 1, 1995, the name of Neuberger and Berman FOCUS Portfolio was Neuberger Berman Selected Sectors Portfolio.

            DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

            SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

            CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

            OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

The Portfolios
--------------

            Each Portfolio (is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust has seven separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

            FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

            Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The Sister Funds that are series of Equity Funds and other mutual funds that are series of Neuberger Berman Equity Trust ("Equity Trust") invest all of their respective net investable assets in corresponding Portfolios of Managers Trust. The shares of each series of Equity Funds (but not of Equity Trust) are available for purchase by members of the general public. The Trust does not sell its shares directly to members of the general public.

            Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio (including the series of Equity Funds and Equity Trust) are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except Equity Funds and Equity Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-366-6264.

            The trustees of the Trust believe that investment in a Portfolio by a series of Equity Funds or Equity Trust or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

            Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

            INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

                  CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT


            Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for each Portfolio.


                        INDEPENDENT AUDITORS/ACCOUNTANTS

            Each Fund and Portfolio (other than Neuberger Berman MANHATTAN and MILLENNIUM Assets and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger Berman MANHATTAN and MILLENNIUM Assets and Portfolio have selected PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL


            Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


            The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at November ______, 1999.



                                                                   Percentage of
                                                                    Ownership at
                          Name and Address                     November __, 1999
                          ----------------                     -----------------

Neuberger Berman          Neuberger Berman                             %
MANHATTAN Assets            Management Inc.
                          605 Third Avenue
                          2nd Floor
                          New York, NY 10158-0180

                                                                   Percentage of
                                                                    Ownership at
                          Name and Address                     November __, 1999
                          ----------------                     -----------------

                          Red & Co.                                    %
                          c/o Brown Brothers Harriman
                            & Co.
                          40 Water Street
                          Boston, MA  02109-3604

                          Donaldson, Lufkin & Jenrette                 %
                          Securities Corporation
                          Pershing Corporation
                          Mutual Fund Balancing
                          P.O. Box 2052
                          Jersey City, NJ 07303-2052

Neuberger Berman GENESIS  Key Trust Co.                                %
Assets                    FBO Prism
                          4900 Tiedeman Rd.
                          Brooklyn, OH  44144-2338

                          Donaldson, Lufkin & Jenrette                 %
                          Securities Corporation
                          Pershing Corporation
                          Mutual Fund Balancing
                          P.O. Box 2052
                          Jersey City, NJ 07303-2052

                          Patricia A. Lombard, Trustee                 %
                          Pan American Life Insurance Co.
                          601 Poydras Street, 14th Floor
                          New Orleans, LA 70130-6029

Neuberger Berman          Neuberger Berman                             %
FOCUS Assets                Management Inc.
                          605 Third Avenue
                          2nd Floor
                          New York, NY 10158-0180

                                                                   Percentage of
                                                                    Ownership at
                          Name and Address                     November __, 1999
                          ----------------                     -----------------

                          Smith Barney Corp. Trust Co.,                %
                          Trustee
                          Smith Barney 401K
                          Advisor Group Trust
                          Two Tower Center
                          P.O. Box 1063
                          E. Brunswick, NJ 08816-1063

                          Key Trust                                    %
                          FBO Prism
                          4900 Tiedeman Rd.
                          Brooklyn, OH 44144-2338


                          Brown Brothers & Harriman                    %
                          40 Water St.
                          Boston, MA 02109-3661


                          Donaldson, Lufkin & Jenrette                 %
                          Securities Corporation
                          Pershing Corporation
                          Mutual Fund Balancing
                          P.O. Box 2052
                          Jersey City, NJ 07303-2052

Neuberger Berman          Travelers Insurance Co.                      %
GUARDIAN Assets           5MS - One Tower Square
                          Hartford, CT 06183-0002

Neuberger Berman          Travelers Insurance Co.                      %
PARTNERS Assets           5MS - One Tower Square
                          Hartford, CT 06183-0001

                          Key Trust Co.                                %
                          FBO Prism
                          4900 Tiedeman Rd.
                          Brooklyn, OH  44144-2238

                             REGISTRATION STATEMENT


            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.



                              FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Annual Report to Shareholders of Neuberger Berman Equity Assets for the fiscal year ended August 31, 1999:

            The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1998, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger Berman FOCUS Assets and Portfolio, Neuberger Berman GENESIS Assets and Portfolio and Neuberger Berman GUARDIAN Assets and Portfolio, and Neuberger Berman PARTNERS Assets and Portfolio, and the report of PricewaterhouseCoopers LLP, independent accountants, with respect to such audited financial statements of Neuberger Berman MANHATTAN Assets and Portfolio.

                                   Appendix A



               RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


            S&P CORPORATE BOND RATINGS:
            --------------------------

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) or MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            MOODY'S CORPORATE BOND RATINGS:
            ------------------------------

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

            -     Leading market positions in well-established industries.
            -     High rates of return on funds employed.
            -     Conservative   capitalization   structures   with   moderate
                  reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                         NEUBERGER BERMAN EQUITY ASSETS
                  POST-EFFECTIVE AMENDMENT NO. 15 ON FORM N-1A


                                     PART C

                                OTHER INFORMATION


ITEM 23.    EXHIBITS


            Exhibit                           DESCRIPTION
            NUMBER

               (a)   (1)    Certificate of Trust. Incorporated by Reference
                            to Post-Effective Amendment No. 1 to Registrant's
                            Registration Statement, File Nos. 33-82568 and
                            811-8106, EDGAR Accession No. 0000898432-95-000393.

                     (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106.

                     (3) Trust Instrument of Neuberger Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

                     (4) Schedule A - Current Series of Neuberger Berman Equity Assets. To Be Filed.

               (b)          By-Laws of Neuberger Berman Equity Assets.
                            Incorporated by Reference to Post-Effective
                            Amendment No. 1 to Registrant's Registration
                            Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

               (c)   (1)    Trust Instrument of Neuberger Berman Equity
                            Assets, Articles IV, V, and VI. Incorporated by
                            Reference to Post-Effective Amendment No. 1 to
                            Registrant's Registration Statement, File Nos.
                            33-82568 and 811-8106, EDGAR Accession No.
                            0000898432-95-000393.

                     (2) By-Laws of Neuberger Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

               (d)   (1)   (i)     Management Agreement Between Equity Managers
                                   Trust and Neuberger Berman Management Inc.
                                   Incorporated by Reference to Post-Effective
                                   Amendment No. 70 to Registration Statement of Neuberger Berman Equity Funds, File Nos.
                                   2-11357 and 811-582, EDGAR Accession No.
                                   0000898432-95-000314.

                           (ii) Schedule A - Series of Neuberger Berman Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-98-000682.

                           (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-98-000682.

                     (2)   (i)     Sub-Advisory Agreement Between Neuberger
                                   Berman Management Inc. and Neuberger Berman with Respect to Equity Managers Trust.
                                   Incorporated by Reference to Post-Effective
                                   Amendment No. 70 to Registration Statement of Neuberger Berman Equity Funds, File Nos.
                                   2-11357 and 811-582, EDGAR Accession No.
                                   0000898432-95-000314.

                           (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-98-000682.

                           (iii) Substitution Agreement Among Neuberger Berman Management Inc., Equity Managers Trust, Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, EDGAR Accession No. 0000898432-96-000557.

               (e)   (1)   (i)     Distribution and Services Agreement Between
                                   Neuberger Berman Equity Assets and Neuberger
                                   Berman Management Inc. Incorporated by
                                   Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement,
                                   File Nos. 33-82568 and 811-08106, EDGAR
                                   Accession No. 0000898432-97-000518.

                           (ii) Schedule A - Series of Neuberger Berman Equity Assets Currently Subject to Distribution and Services Agreement. To Be Filed.

               (f)          Bonus, Profit Sharing or Pension Plans.  None.

               (g)   (1)    Custodian Contract Between Neuberger Berman
                            Equity Assets and State Street Bank and Trust
                            Company. Incorporated by Reference to Post-Effective
                            Amendment No. 3 to Registrant's Registration
                            Statement, File Nos. 33-82568 and 811-8106, EDGAR
                            Accession No. 0000898432-96-000048.

                     (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-96-000558.

               (h)   (1)    (i)    Transfer Agency Agreement Between Neuberger
                                   Berman Equity Assets and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 3 to
                                   Registrant's Registration Statement, File
                                   Nos. 33-82568 and 811-8106, EDGAR Accession
                                   No. 0000898432-96-000048.

                            (ii) First Amendment to the Transfer Agency Agreement Between Neuberger Berman Equity Assets and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, File Nos. 33-82568 and 811-08106, EDGAR Accession No. 0000898432-97-000518.

                            (iii) Schedule of Compensation under the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-96-000558.

                     (2)    (i)    Administration Agreement Between Neuberger
                                   Berman Equity Assets and Neuberger Berman
                                   Management Inc. Incorporated by Reference to
                                   Post-Effective Amendment No. 9 to
                                   Registrant's Registration Statement, File
                                   Nos. 33-82568 and 811-08106, EDGAR Accession
                                   No. 0000898432-97-000518.

                            (ii) Schedule A - Series of Neuberger Berman Equity Assets Currently Subject to the Administration Agreement. To Be Filed.

                            (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. To Be Filed.

               (i)   (a)           Opinion and Consent of Kirkpatrick & Lockhart
                                   LLP on Securities Matters with Respect to
                                   Neuberger Berman Focus Assets, Neuberger
                                   Berman Guardian Assets, Neuberger Berman
                                   Manhattan Assets,  and Neuberger Berman
                                   Partners Assets. Incorporated by Reference to Post-Effective Amendment No. 3 to
                                   Registrant's Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No.
                                   0000898432-96-000048.

                     (b) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Genesis Assets. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant's Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-97-000518.

                     (c) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Socially Responsive Assets. To Be Filed.

               (j)          Consent of Independent Auditors. To Be Filed.

               (k)          Financial Statements Omitted from Prospectus.  None.

               (l)          Letter of Investment Intent.  None.

               (m)   (a)    Plan Pursuant to Rule 12b-1. Incorporated by
                            Reference to Post-Effective Amendment No. 9 to
                            Registrant's Registration Statement, File Nos.
                            33-82568 and 811-08106, EDGAR Accession No.
                            0000898432-97-000518.

                     (b) Schedule A - Series of Neuberger Berman Equity Assets Currently Subject to Plan Pursuant to Rule 12b-1. To Be Filed.

               (n)          Financial Data Schedule.  Not Applicable.

               (o)          Plan Pursuant to Rule 18f-3.  None.


ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

             No person is controlled by or under common control with the Registrant.


ITEM 25.     INDEMNIFICATION.

             A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

             Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

             Section 9 of the Management Agreement between Equity Managers Trust ("Managers Trust") and Neuberger Berman Management Inc. ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for the series of Managers Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Managers Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

             Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by any series of Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

             Section 8 of the Administration Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of each Series for performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders of the Registrant, its Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future shall be personally liable therefor. Section 9 of the Agreement provides that each Series shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such Series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 10 of the Agreement provides that NB Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) NB Management's failure to comply with the terms of the Agreement with respect to such Series; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement with respect to such Series; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

             Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                     BUSINESS AND OTHER CONNECTIONS

Brooke A. Cobb           Chief Investment Officer, Bainco International
Vice President,          Investors.  Senior Vice President and Senior
NB Management            Portfolio Manager, Putnam Investments.(1)

Barbara DiGiorgio,       Assistant Treasurer, Neuberger Berman Advisers
Assistant Vice           Management Trust; Assistant Treasurer, Advisers
President,               Managers Trust; Assistant Treasurer,
NB Management            Neuberger Berman Income Funds; Assistant Treasurer,
                         Neuberger Berman Income Trust; Assistant Treasurer,
                         Neuberger Berman Equity Funds; Assistant Treasurer,
                         Neuberger Berman Equity Trust; Assistant Treasurer,
                         Income Managers Trust; Assistant Treasurer, Equity
                         Managers Trust; Assistant Treasurer, Global Managers
                         Trust; Assistant Treasurer, Neuberger Berman Equity
                         Assets; Assistant Treasurer, Neuberger Berman Equity
                         Series.




---------------------
(1) Until 1997.

NAME                     BUSINESS AND OTHER CONNECTIONS

Stanley Egener           Chairman of the Board and Trustee, Neuberger Berman
President and Director,  Advisers Management Trust; Chairman of the Board and
NB Management;           Trustee, Advisers Managers Trust; Chairman of the
Principal, Neuberger     Board and Trustee, Neuberger Berman Income Funds;
Berman                   Chairman of the Board and Trustee, Neuberger Berman
                         Income Trust; Chairman of the Board and Trustee,
                         Neuberger Berman Equity Funds; Chairman of the Board and Trustee, Neuberger Berman Equity Trust; Chairman of the Board and Trustee, Income Managers Trust; Chairman of the Board and Trustee, Equity Managers Trust;
                         Chairman of the Board and Trustee, Global Managers
                         Trust; Chairman of the Board and Trustee, Neuberger
                         Berman Equity Assets; Chairman of the Board and
                         Trustee, Neuberger Berman Equity Series.

Theodore P. Giuliano     President and Trustee, Neuberger Berman Income Funds;
Vice President and       President and Trustee, Neuberger Berman Income Trust;
Director, NB             President and Trustee, Income Managers Trust.
Management; Principal,
Neuberger Berman

Michael F. Malouf        Portfolio Manager, Dresdner RCM Global Investors.(2)
Vice President
NB Management

S. Basu Mullick          Portfolio Manager, Ark Asset Management.(3)
Vice President
NB Management

C. Carl Randolph         Assistant Secretary, Neuberger Berman Advisers
Principal                Management Trust; Assistant Secretary, Advisers
Neuberger Berman         Managers Trust; Assistant Secretary, Neuberger
                         Berman Income Funds; Assistant Secretary, Neuberger
                         Berman Income Trust; Assistant Secretary, Neuberger
                         Berman Equity Funds; Assistant Secretary, Neuberger
                         Berman Equity Trust; Assistant Secretary, Income
                         Managers Trust; Assistant Secretary, Equity Managers
                         Trust; Assistant Secretary, Global Managers Trust;
                         Assistant Secretary, Neuberger Berman Equity Assets;
                         Assistant Secretary, Neuberger Berman Equity Series.





---------------------
(2) Until 1998.
(3) Until 1998.

NAME                     BUSINESS AND OTHER CONNECTIONS

Richard Russell          Treasurer, Neuberger Berman Advisers Management Trust;
Vice President,          Treasurer, Advisers Managers Trust; Treasurer,
NB Management            Neuberger Berman Income Funds; Treasurer, Neuberger
                         Berman Income Trust; Treasurer, Neuberger Berman Equity
                         Funds; Treasurer, Neuberger Berman Equity Trust;
                         Treasurer, Income Managers Trust; Treasurer, Equity
                         Managers Trust; Treasurer, Global Managers Trust;
                         Treasurer, Neuberger Berman Equity Assets; Treasurer,
                         Neuberger Berman Equity Series.

Ingrid Saukaitis         Project Director, Council on Economic Priorities.(4)
Assistant Vice
President, NB
Management

Jennifer K. Silver       Portfolio Manager and Director, Putnum Investments.(5)
Vice President, NB
Management, Principal
Neuberger Berman

Daniel J. Sullivan       Vice President, Neuberger Berman Advisers
Senior Vice President    Management Trust; Vice President, Advisers Managers
NB Management            Trust; Vice President, Neuberger Berman Income Funds;
                         Vice President, Neuberger Berman Income Trust; Vice
                         President, Neuberger Berman Equity Funds; Vice
                         President, Neuberger Berman Equity Trust; Vice
                         President, Income Managers Trust; Vice President,
                         Equity Managers Trust; Vice President, Global Managers
                         Trust; Vice President, Neuberger Berman Equity Assets;
                         Vice President, Neuberger Berman Equity Series.

Michael J. Weiner        Vice President, Neuberger Berman Advisers Management
Senior Vice President,   Trust; Vice President, Advisers Managers Trust; Vice
NB Management;           President, Neuberger Berman Income Funds; Vice
Principal, Neuberger     President, Neuberger Berman Income Trust; Vice
Berman                   President, Neuberger Berman Equity Funds; Vice
                         President, Neuberger Berman Equity Trust; Vice
                         President, Income Managers Trust; Vice President,
                         Equity Managers Trust; Vice President, Global Managers
                         Trust; Vice President, Neuberger Berman Equity Assets;
                         Vice President, Neuberger Berman Equity Series.




---------------------
(4) Until 1997.
(5) Until 1997.

NAME                     BUSINESS AND OTHER CONNECTIONS

Allan R. White           Portfolio Manager, Salomon Asset Management.(6)
Vice President, NB
Management;
Principal,
Neuberger Berman


Celeste Wischerth,       Assistant Treasurer, Neuberger Berman Advisers
Assistant Vice           Management Trust; Assistant Treasurer, Advisers
President,               Managers Trust; Assistant Neuberger Berman Income
NB Management            Funds; Assistant Treasurer, Neuberger Berman Income
Treasurer,               Trust; Assistant Treasurer, Neuberger Berman Equity
                         Funds; Assistant Treasurer, Neuberger Berman Equity
                         Trust; Assistant Treasurer, Income Managers Trust;
                         Assistant Treasurer, Equity Managers Trust; Assistant
                         Treasurer, Global Managers Trust; Assistant Treasurer,
                         Neuberger Berman Equity Assets; Assistant Treasurer,
                         Neuberger Berman Equity Series.

Lawrence Zicklin         President and Trustee, Neuberger Berman Advisers
Director, NB             Management Trust; President and Trustee, Advisers
Management;              Managers Trust; President and Neuberger Berman Equity
Principal,               Funds; President and Trustee, Neuberger Berman Equity
Neuberger Berman         Trust; President and Trustee, Equity Managers
Trustee,                 Trust; President, Global Managers Trust; President and
                         Trustee, Neuberger Berman Equity Assets; President and
                         Trustee, Neuberger Berman Equity Series.

      The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 27.    PRINCIPAL UNDERWRITERS.


            (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Equity Trust
            Neuberger Berman Equity Series
            Neuberger Berman Income Funds
            Neuberger Berman Income Trust

            NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

            (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York



---------------------
(6) Until 1998.

10158-0180, which is also the address of the Registrant's principal underwriter.


                                                           POSITIONS AND
                          POSITIONS AND OFFICES            OFFICES
   NAME                   WITH UNDERWRITER                 WITH REGISTRANT
   ----                   ---------------------            ---------------------

   Ramesh Babu            Assistant Vice President         None

   Patrick T. Byrne       Vice President                   None

   Richard A. Cantor      Chairman of the Board            None

   Valerie Chang          Vice President                   None

   Brooke A. Cobb         Vice President                   None

   Robert Conti           Treasurer                        None

   Robert W. D'Alelio     Vice President                   None

   Clara Del Villar       Vice President                   None

   Barbara DiGiorgio      Assistant Vice President         Assistant Treasurer

   Stanley Egener         President and Director           Chairman of the
                                                           Board, Chief
                                                           Executive Officer,
                                                           and Trustee

   Robert S. Franklin     Vice President                   None

   Brian J. Gaffney       Vice President                   None

   Joseph G. Galli        Vice President                   None

   Robert I. Gendelman    Vice President                   None

   Theodore P. Giuliano   Vice President and               None
                          Director

   Michael M. Kassen      Vice President and               None
                          Director

   Robert L. Ladd         Assistant Vice                   None
                          President

   Irwin Lainoff          Director                         None

   Josephine Mahaney      Vice President                   None

   Michael F. Malouf      Vice President                   None

   Carmen G. Martinez     Assistant Vice                   None
                          President

   Ellen Metzger          Secretary                        None

   Paul Metzger           Vice President                   None

   S. Basu Mullick        Vice President                   None

   Janet W. Prindle       Vice President                   None

   Joseph S. Quirk        Assistant Vice                   None

   Kevin L. Risen         Vice President                   None

   Richard Russell        Vice President                   Treasurer and
                                                           Principal
                                                           Accounting Officer

   Ingrid Saukaitis       Assistant Vice                   None
                          President

                                                           POSITIONS AND
                          POSITIONS AND OFFICES            OFFICES
   NAME                   WITH UNDERWRITER                 WITH REGISTRANT
   ----                   ---------------------            ---------------------

   Benjamin Segal         Assistant Vice                   None
                          President

   Jennifer K. Silver     Vice President                   None

   Kent C. Simons         Vice President                   None

   Frederick B. Soule     Vice President                   None

   Daniel J. Sullivan     Senior Vice President            Vice President

   Peter E. Sundman       Senior Vice President            None

   Andrea Trachtenberg    Senior Vice President            None

   Judith M. Vale         Vice President                   None

   Josephine Velez        Assistant Vice                   None
                          President

   Susan Walsh            Vice President                   None

   Catherine Waterworth   Vice President                   None

   Michael J. Weiner      Senior Vice President            Vice President and
                                                           Principal
                                                           Financial Officer

   Allan R. White, III    Vice President                   None

   Celeste Wischerth      Assistant Vice                   Assistant Treasurer
                          President

   Lawrence Zicklin       Director                         Trustee and
                                                           President

            (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.


            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.


ITEM 29.    MANAGEMENT SERVICES

            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

ITEM 30.    UNDERTAKINGS


            None.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY ASSETS, has duly caused this Post-Effective Amendment No. 15 to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 28th day of September, 1999.

                         NEUBERGER BERMAN EQUITY ASSETS



                                      By: /s/ LAWRENCE ZICKLIN
                                         ---------------------
                                          Lawrence Zicklin
                                          President

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                               DATE


/s/ Faith Colish              Trustee                       September 28, 1999
----------------------
Faith Colish


/s/ Stanley Egener            Chairman of the Board         September 28, 1999
----------------------        and Trustee (Chief
Stanley Egener                Executive Officer)


/s/ Howard A. Mileaf          Trustee                       September 28, 1999
----------------------
Howard A. Mileaf


/s/ Edward I. O'Brien         Trustee                       September 28, 1999
----------------------
Edward I. O'Brien


/s/ John T. Patterson, Jr.    Trustee                       September 28, 1999
--------------------------
John T. Patterson, Jr.


                       (signatures continued on next page)

SIGNATURE                     TITLE                               DATE


/s/ John P. Rosenthal         Trustee                       September 28, 1999
----------------------
John P. Rosenthal


/s/ Cornelius T. Ryan         Trustee                       September 28, 1999
----------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert        Trustee                       September 28, 1999
----------------------
Gustave H. Shubert


/s/ Lawrence Zicklin          President and Trustee         September 28, 1999
----------------------
Lawrence Zicklin


/s/ Michael J. Weiner         Vice President (Principal     September 28, 1999
----------------------        Financial Officer)
Michael J. Weiner


/s/ Richard Russell           Treasurer (Principal          September 28, 1999
----------------------        Accounting Officer)
Richard Russell

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 28th day of September, 1999.

                              EQUITY MANAGERS TRUST


                             By:/s/ LAWRENCE ZICKLIN
                                --------------------
                                Lawrence Zicklin
                                    President

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                                 DATE

/s/ Faith Colish              Trustee                        September 28, 1999
----------------------
Faith Colish


/s/ Stanley Egener            Chairman of the Board          September 28, 1999
-----------------------       and Trustee (Chief
Stanley Egener                Executive Officer)


/s/ Howard A. Mileaf          Trustee                        September 28, 1999
----------------------
Howard A. Mileaf


/s/ Edward I. O'Brien         Trustee                        September 28, 1999
----------------------
Edward I. O'Brien


                       (signatures continued on next page)

SIGNATURE                     TITLE                                 DATE


/s/ John T. Patterson, Jr.    Trustee                        September 28, 1999
-------------------------
John T. Patterson, Jr.


/s/ John P. Rosenthal         Trustee                        September 28, 1999
----------------------
John P. Rosenthal


/s/ Cornelius T. Ryan         Trustee                        September 28, 1999
----------------------
Cornelius T. Ryan


/s/ Gustave H. Shubert        Trustee                        September 28, 1999
----------------------
Gustave H. Shubert


/s/ Lawrence Zicklin          President and Trustee          September 28, 1999
----------------------
Lawrence Zicklin


/s/ Michael J. Weiner         Vice President                 September 28, 1999
----------------------         (Principal Financial
Michael J. Weiner              Officer)


/s/ Richard Russell           Treasurer (Principal           September 28, 1999
----------------------         Accounting Officer)
Richard Russell

                         NEUBERGER BERMAN EQUITY ASSETS

                 POST-EFFECTIVE AMENDMENT NO. 15  ON FORM N-1A

                                INDEX TO EXHIBITS


          Exhibit                               DESCRIPTION
          NUMBER

               (a)   (1)    Certificate of Trust.  Incorporated by Reference to
                            Post-Effective Amendment No. 1 to Registrant's
                            Registration Statement, File Nos. 33-82568 and
                            811-8106, EDGAR Accession No. 0000898432-95-000393.

                     (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106.

                     (3) Trust Instrument of Neuberger Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

                     (4) Schedule A - Current Series of Neuberger Berman Equity Assets. To Be Filed.

               (b)          By-Laws of Neuberger Berman Equity Assets.
                            Incorporated by Reference to Post-Effective
                            Amendment No. 1 to Registrant's Registration
                            Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

               (c)   (1)    Trust Instrument of Neuberger Berman Equity
                            Assets, Articles IV, V, and VI. Incorporated by
                            Reference to Post-Effective Amendment No. 1 to
                            Registrant's Registration Statement, File Nos.
                            33-82568 and 811-8106, EDGAR Accession No.
                            0000898432-95-000393.

                     (2) By-Laws of Neuberger Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.

               (d)   (1)   (i)     Management Agreement Between Equity Managers
                                   Trust and Neuberger Berman Management Inc.
                                   Incorporated by Reference to Post-Effective
                                   Amendment No. 70 to Registration Statement of Neuberger Berman Equity Funds, File Nos.
                                   2-11357 and 811-582, EDGAR Accession No.
                                   0000898432-95-000314.

                           (ii) Schedule A - Series of Neuberger Berman Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-98-000682.

          Exhibit                               DESCRIPTION
          NUMBER

                           (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-98-000682.

                     (2)   (i)     Sub-Advisory Agreement Between Neuberger
                                   Berman Management Inc. and Neuberger Berman with Respect to Equity Managers Trust.
                                   Incorporated by Reference to Post-Effective
                                   Amendment No. 70 to Registration Statement of Neuberger Berman Equity Funds, File Nos.
                                   2-11357 and 811-582, EDGAR Accession No.
                                   0000898432-95-000314.

                           (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-98-000682.

                           (iii) Substitution Agreement Among Neuberger Berman Management Inc., Equity Managers Trust, Neuberger Berman, L.P., and Neuberger Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, EDGAR Accession No. 0000898432-96-000557.

               (e)   (1)   (i)     Distribution Agreement Between Neuberger
                                   Berman Equity Assets and Neuberger Berman
                                   Management Inc. with Respect to Neuberger
                                   Berman Socially Responsive Trust.
                                   Incorporated by Reference to  Post-Effective
                                   Amendment No. 9 to  Registrant's
                                   Registration Statement, File Nos. 33-82568 and 811-08106, EDGAR Accession No.
                                   0000898432-97-000518.

                           (ii) Schedule A - Series of Neuberger Berman Equity Assets Currently Subject to the Distribution Agreement. To Be Filed.

                     (2)   (i)     Distribution and Services Agreement Between
                                   Neuberger Berman Equity Assets and Neuberger
                                   Berman Management Inc. with Respect to Other
                                   Series. Incorporated by Reference to
                                   Post-Effective Amendment No. 9 to
                                   Registrant's Registration Statement, File
                                   Nos. 33-82568 and 811-08106, EDGAR Accession
                                   No. 0000898432-97-000518.

                           (ii) Schedule A - Series of Neuberger Berman Equity Assets Currently Subject to Distribution and Services Agreement. To Be Filed.

               (f)          Bonus, Profit Sharing or Pension Plans.  None.

          Exhibit                               DESCRIPTION
          NUMBER


               (g)   (1)    Custodian Contract Between Neuberger Berman
                            Equity Assets and State Street Bank and Trust
                            Company. Incorporated by Reference to Post-Effective
                            Amendment No. 3 to Registrant's Registration
                            Statement, File Nos. 33-82568 and 811-8106, EDGAR
                            Accession No. 0000898432-96-000048.

                     (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-96-000558.

               (h)   (1)   (i)    Transfer Agency Agreement Between Neuberger
                                  Berman Equity Assets and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 3 to
                                  Registrant's Registration Statement, File
                                  Nos. 33-82568 and 811-8106, EDGAR Accession
                                  No. 0000898432-96-000048.

                           (ii) First Amendment to the Transfer Agency Agreement Between Neuberger Berman Equity Assets and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, File Nos. 33-82568 and 811-08106, EDGAR Accession No. 0000898432-97-000518.

                          (iii) Schedule of Compensation under the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-96-000558.

                     (2)   (i)    Administration Agreement Between Neuberger
                                  Berman Equity Assets and Neuberger Berman
                                  Management Inc. Incorporated by Reference to
                                  Post-Effective Amendment No. 9 to
                                  Registrant's Registration Statement, File
                                  Nos. 33-82568 and 811-08106, EDGAR Accession
                                  No. 0000898432-97-000518.

                           (ii) Schedule A - Series of Neuberger Berman Equity Assets Currently Subject to the Administration Agreement. To Be Filed.

                           (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. To Be Filed.

               (i)   (a)          Opinion and Consent of Kirkpatrick & Lockhart
                                  LLP on Securities Matters with Respect to
                                  Neuberger Berman Focus Assets, Neuberger
                                  Berman Guardian Assets, Neuberger Berman
                                  Manhattan Assets,  and Neuberger Berman
                                  Partners Assets. Incorporated by Reference to Post- Effective Amendment No. 3 to
                                  Registrant's Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No.
                                  0000898432-96-000048.

          Exhibit                               DESCRIPTION
          NUMBER

                     (b) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Genesis Assets. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant's Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-97-000518.

                     (c) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Socially Responsive Assets. To Be Filed.

               (j)          Consent of Independent Auditors. To Be Filed.

               (k)          Financial Statements Omitted from Prospectus.  None.

               (l)          Letter of Investment Intent.  None.

               (m)   (a)    Plan Pursuant to Rule 12b-1. Incorporated by
                            Reference to  Post-Effective Amendment No. 9 to
                            Registrant's Registration Statement, File Nos.
                            33-82568 and 811-08106, EDGAR Accession No.
                            0000898432-97-000518.

                     (b) Schedule A - Series of Neuberger Berman Equity Assets Currently Subject to Plan Pursuant to Rule 12b-1. To Be Filed.

               (n)          Financial Data Schedule.  Not Applicable.

               (o)          Plan Pursuant to Rule 18f-3.  None.